AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT

TO SHAREHOLDER

June 30, 2013

Report Number C-100

ACC Reports

August 22, 2013

AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT TO SHAREHOLDER

June 30, 2013

TABLE OF CONTENTS

Page

Balance Sheet	2-3

Statement of Income	4-5

Statement of Comprehensive Loss	6

Statement of Shareholder’s Equity	7

Statement of Cash Flows	8

Investments of Securities in Unaffiliated Issuers	9-23

AMERIPRISE CERTIFICATE COMPANY

BALANCE SHEET

June 30, 2013	Unaudited
(thousands)
ASSETS

Qualified Assets

Cash equivalents	$65,141
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	3,701,143
Syndicated loans and commercial mortgage loans, at cost	131,472
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	1,334
Real estate owned, at fair value less cost to sell	—

Total investments	3,833,949

Receivables:
Dividends and interest	17,150
Investment securities sold	2,631
Other receivables	1,893

Total receivables	21,674

Equity derivatives, purchased	57,652

Total qualified assets	3,978,416

Deferred taxes, net	29,929

Total assets	$4,008,345

AMERIPRISE CERTIFICATE COMPANY

BALANCE SHEET (Continued)

June 30, 2013	Unaudited
(thousands)
LIABILITIES AND SHAREHOLDER’S EQUITY

Liabilities

Certificate reserves
Installment certificates:
Reserves to mature	$25,395
Additional credits and accrued interest	229
Fully paid certificates:
Reserves to mature	3,685,011
Additional credits and accrued interest	7,775
Due to unlocated certificate holders	105

Total certificate reserves	3,718,515

Current taxes payable to parent	2,151

Equity derivatives, written	50,039

Accounts payable, accrued liabilities and other liabilities
Due to related party	119
Payable for investment securities purchased	19,402
Accounts payable and accrued liabilities	12,962

Total accounts payable, accrued liabilities and other liabilities	32,483

Total liabilities	3,803,188

Shareholder’s Equity

Common shares, $10 par - authorized and issued 150,000 shares	1,500
Additional paid-in capital	196,517
Retained earnings:
Appropriated for pre-declared additional credits and interest	4
Appropriated for additional interest on advance payments	15
Unappropriated	17,527
Accumulated other comprehensive loss - net of tax	(10,406)

Total shareholder’s equity	205,157

Total liabilities and shareholder’s equity	$4,008,345

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF INCOME

Six Months Ended June 30, 2013	Unaudited
(thousands)
Investment Income From Unaffiliated Investments
Interest income:
Available-for-Sale securities	$39,767
Mortgage loans on real estate and other loans	3,348
Trading securities	—
Certificate loans	45
Dividends	63
Equity index options
Interest rate swap agreements
Other	654

Total investment income	43,877

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	5,207
Investment advisory and services	4,299
Transfer agency	2,468
Depository	27
Other	757

Total investment expenses	12,758

Net Investment Income Before Provision For Certificate Reserves And Income Tax Provision	$31,119

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF INCOME (Continued)

Six Months Ended June 30, 2013	Unaudited
(thousands)
Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	$486
Interest on additional credits	25
Additional credits/interest authorized by ACC	15,495

Total provision for certificate reserves before reserve recoveries	16,006

Reserve recoveries from terminations prior to maturity	(310)

Net provision for certificate reserves	15,696

Net Investment Income Before Income Tax Provision	15,423
Income tax expense	5,659

Net investment income	9,764

Net realized loss on investments (before taxes)	(2,108)
Income tax benefit	(738)

Net realized loss on investments	(1,370)

Net Income	$8,394

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF COMPREHENSIVE LOSS

Six Months Ended June 30, 2013	Unaudited
(thousands)

Net Income	$8,394

Other comprehensive loss, net of tax:

Net unrealized losses on securities:
Net unrealized securities losses arising during the period	(17,135)
Reclassification of net securities losses included in net income	1,358

Total other comprehensive loss, net of tax	(15,777)

Total comprehensive loss	$(7,383)

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF SHAREHOLDER’S EQUITY

Six Months Ended June 30, 2013	Unaudited
(thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-in Capital
Balance at beginning of period	$191,517
Capital contribution from parent	5,000

Balance at end of period	$196,517

Retained Earnings
Appropriated for Pre-declared Additional Credits and Interest
Balance at beginning of period	$—
Transferred from unappropriated retained earnings	4

Balance at end of period	4

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	$15

Unappropriated
Balance at beginning of period	$9,137
Net income	8,394
Transferred to appropriated retained earnings	(4)

Balance at end of period	$17,527

Accumulated Other Comprehensive Loss, Net of Tax
Balance at beginning of period	$5,371
Other comprehensive loss, net of tax	(15,777)

Balance at end of period	$(10,406)

Total Shareholder’s Equity	$205,157

AMERIPRISE CERTIFICATE COMPANY

STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2013	Unaudited
(thousands)
Cash Flows from Operating Activities
Net income	$8,394
Adjustments to reconcile net income to net cash provided by operating activities:
Interest added to certificate loans	(24)
Amortization of premiums, accretion of discounts, net	15,852
Deferred income taxes	1,105
Net realized loss on Available-for-Sale securities	2,089
Other net realized loss	19
Changes in operating assets and liabilities:
Dividends and interest receivable	(582)
Certificate reserves, net	297
Due from parent for income taxes, net	3,534
Derivatives, net	123
Derivatives collateral, net	195
Other, net	7,581

Net cash provided by operating activities	38,583

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	10,057
Maturities, redemptions and calls	486,884
Purchases	(794,427)
Syndicated loans and commercial mortgage loans:
Sales	4,407
Maturities, redemptions and calls	24,292
Purchases and findings	(5,513)
Certificate loans:
Payments	420
Fundings	(17)

Net cash used in investing activities	(273,897)

Cash Flows from Financing Activities
Payments from certificate owners	1,105,461
Certificate maturities and cash surrenders	(899,238)
Capital contribution from parent	5,000

Net cash provided by financing activities	211,223

Net decrease in cash and cash equivalents	(24,091)
Cash and cash equivalents at beginning of period	89,232

Cash and cash equivalents at end of period	$65,141

Supplemental disclosures including non-cash transactions:
Cash received for income taxes	$(992)
Cash paid for interest	19,122
Certificate maturities and surrenders through loan reductions	173

Ameriprise Certificate Company	Schedule 1
Investments of Securities in Unaffiliated Issuers
As of June 30, 2013 (in thousands)

	ISSUER NAME	MATURITY DATE	CPN RATE	PRINCIPAL AMT (ENDING PAR OR SHARES)	ENDING BOOK VALUE (note a)	ENDING MARKET VALUE (note a & b)	T/M
CASH/CASH EQUIVALENT ITEMS
COMMERCIAL PAPER	Kroger Co/The	7/1/2013	0.00	$38,600	$38,600	$38,600
	TRANSCANADA PIPELINE USA LTD	7/8/2013	0.00	25,500	25,498	25,498
TOTAL - COMMERCIAL PAPER				$64,100	$64,098	$64,098
TOTAL CASH/CASH EQUIVALENT ITEMS				$64,100	$64,098	$64,098
PERMANENT INVESTMENTS
COMMON STOCKS/WARRANTS - Detail
AUTO MFG/VEH PARTS	MARK IV INDUSTRIES		0.00	$10	$115	$340
TOTAL - AUTO MFG/VEH PARTS				$10	$115	$340
BUILDING PRODUCTS	Contech Engineered Solutions LLC		0.00	$13	$296	$374
TOTAL - BUILDING PRODUCTS				$13	$296	$374
CHEMICALS	LyondellBasell Industries NV		0.00	$16	$82	$1,073
TOTAL CHEMICALS				$16	$82	$1,073
FINANCE - OTHER	NPF XII INC - ABS		0.00	$10,000	$—	$—
	Tribune Co		0.00	13	577	729
TOTAL - FINANCE - OTHER				$10,013	$577	$729
GAMING	AFFINITY GAMING LLC (HERBST)		0.00	$9	$86	$102
TOTAL - GAMING				$9	$86	$102
LEISURE	TROPICANA ENTERTAINMENT LLC		0.00	$4	$—	$66
TOTAL - LEISURE				$4	$—	$66
MEDIA	Cumulus Media Inc		0.00	$22	$69	$76
	Dex Media Inc		0.00	1	—	12
	MGM HOLDINGS II INC		0.00	37	715	1,875	(c)
TOTAL - MEDIA				$60	$784	$1,963
METALS/MINING	Aleris International Inc		0.00	$5	$172	$229
TOTAL - METALS/MINING				$5	$172	$229
PUBLISHING	MEDIANEWS GROUP INC		0.00	$3	$41	$44
TOTAL - PUBLISHING				$3	$41	$44
TELECOMMUNICATIONS	Hawaiian Telcom Holdco Inc		0.00	$3	$50	$84	(c)
TOTAL - TELECOMMUNICATIONS				$3	$50	$84

SUBTOTAL - COMMON STOCKS				$10,136	$2,203	$5,004
FIXED MATURITIES
U.S. Government and Agencies Obligations	UNITED STATES TREASURY	11/15/2028	5.25	$200	$214	$254
	UNITED STATES TREASURY	5/15/2014	4.75	165	166	172
TOTAL - GOVERNMENT BOND				$365	$380	$426

GOVERNMENT Agency Mtge Backed	FREDDIE MAC GOLD	7/1/2014	6.50	$20	$20	$20
	FREDDIE MAC GOLD	4/1/2015	7.00	22	22	23
	FREDDIE MAC GOLD	8/1/2016	5.00	556	552	587
	FREDDIE MAC GOLD	8/1/2017	5.00	951	951	1,005
	FHLMC	7/1/2022	2.34	64	65	67
	FHLMC	11/1/2023	2.25	26	26	26
	FHLMC	2/1/2024	2.61	262	263	279
	FHLMC	11/1/2023	2.35	241	244	248
	FHLMC	4/1/2024	2.36	319	321	324
	FHLMC	10/1/2029	2.47	92	94	98
	FHLMC	2/1/2025	2.87	71	72	74
	FREDDIE MAC GOLD	5/1/2023	5.50	1,482	1,527	1,597
	FREDDIE MAC GOLD	5/1/2014	6.50	44	44	45
	FREDDIE MAC GOLD	6/1/2014	6.50	3	3	3
	FREDDIE MAC GOLD	6/1/2017	6.00	191	195	206
	FREDDIE MAC GOLD	6/1/2017	6.00	711	725	765
	FREDDIE MAC GOLD	9/1/2017	5.00	814	814	861
	FREDDIE MAC GOLD	3/1/2018	5.00	953	970	1,008
	FREDDIE MAC GOLD	4/1/2018	5.00	1,439	1,462	1,521
	FHLMC	5/1/2037	2.51	4,897	5,094	5,226
	FHLMC	6/1/2035	2.40	16,322	17,377	17,252
	FHLMC	5/1/2022	2.38	57	57	58
	FREDDIE MAC GOLD	5/1/2017	6.00	1,143	1,161	1,212
	FHLMC	12/1/2031	2.38	142	140	150
	FHLMC	4/1/2037	2.71	15,790	16,899	16,784
	FREDDIE MAC GOLD	8/1/2022	5.50	411	409	443
	FREDDIE MAC GOLD	9/1/2022	5.50	268	266	288
	FHLMC	12/1/2031	2.78	132	131	134
	FHLMC	9/1/2033	4.55	576	560	654
	FHLMC	5/1/2033	2.38	1,009	1,034	1,057
	FHLMC	2/1/2019	2.27	12	12	12

FHLMC	11/1/2018	1.93	8	8	8
FHLMC	1/1/2019	2.25	5	5	5
FHLMC	1/1/2019	2.29	43	43	43
FHLMC	1/1/2019	2.38	24	24	26
FHLMC	6/1/2019	2.13	53	53	54
FHLMC	1/1/2019	2.26	29	29	29
FHLMC	3/1/2019	2.13	39	39	39
FHLMC	10/1/2018	2.17	73	73	78
FHLMC	7/1/2019	2.26	56	56	56
FHLMC	10/1/2019	2.40	58	58	62
FHLMC	10/1/2019	2.23	51	51	54
FHLMC	8/1/2017	2.09	37	37	38
FHLMC	9/1/2017	2.02	63	63	65
FHLMC	10/1/2017	2.10	34	34	34
FHLMC	2/1/2019	2.03	44	43	44
FHLMC	7/1/2019	1.79	157	157	159
FHLMC	2/1/2025	2.59	119	120	124
FHLMC	2/1/2018	2.65	88	89	92
FHLMC	9/1/2033	4.49	755	748	792
FHLMC	8/1/2034	5.21	3,627	3,669	3,834
FNMA_99-8	3/25/2014	6.00	69	69	70
FNMA	9/1/2017	2.26	10	10	10
FNMA	7/1/2017	1.89	30	30	31
FNMA	8/1/2020	3.86	31	33	32
FNMA	11/1/2019	2.63	137	137	139
FNMA	8/1/2019	1.87	147	149	147
FNMA	3/1/2033	4.83	282	287	303
FNMA_13-2	1/25/2037	0.37	26,899	26,831	26,851
FNMA	2/1/2024	2.63	309	311	330

FNMA	2/1/2014	5.50	1	1	1
FNMA	3/1/2014	5.50	77	76	78
FNMA	4/1/2014	5.50	90	89	94
FNMA	1/1/2018	5.00	2,871	2,879	3,065
FNMA	1/1/2018	5.50	1,792	1,822	1,900
FNMA	3/1/2025	2.23	142	144	150
FNMA	9/1/2024	6.00	878	868	972
FNMA	9/1/2013	6.00	—	—	—
FNMA	4/1/2014	6.50	49	48	49
FNMA	7/1/2014	6.00	24	24	25
FHLMC_3812	9/15/2018	2.75	5,732	5,801	5,909
FHLMC_4159	1/15/2043	0.54	27,254	27,357	27,364
FNMA	1/1/2019	6.08	1,659	1,671	1,708
FNMA	8/1/2014	6.50	31	31	32
FNMA	2/1/2022	5.50	465	461	505
FNMA	10/1/2016	5.50	690	690	728
FNMA	9/1/2016	5.00	1,554	1,543	1,655
FNMA	6/1/2032	2.28	338	338	355
FNMA	5/1/2031	2.40	563	563	589
FNMA	6/1/2031	2.29	360	358	374
FNMA	5/1/2016	6.00	171	170	178
FNMA	5/1/2016	5.50	502	502	530
FNMA	11/1/2016	5.00	521	515	557
FNMA	1/1/2017	5.00	795	789	850
FNMA	1/1/2032	2.40	578	573	601
FNMA	12/1/2016	5.50	643	638	678
FNMA	2/1/2017	5.00	779	777	829
FNMA	3/1/2017	5.00	754	752	803
FNMA	1/1/2037	2.41	9,705	10,379	10,358
FNMA	10/1/2040	3.77	22,716	24,196	24,050
FNMA	8/1/2027	2.50	39,383	40,853	39,676
FNMA	8/1/2032	2.79	465	465	490
FNMA	10/1/2032	1.92	677	677	706
FNMA	10/1/2032	1.92	1,006	1,006	1,049
FNMA	8/1/2032	2.85	616	616	653
FNMA	8/1/2032	2.75	813	811	862
FNMA	9/1/2032	2.57	341	342	358
FNMA	9/1/2032	2.33	295	295	307
FNMA	10/1/2032	2.26	545	547	573
FNMA	10/1/2032	2.46	205	205	215
FNMA	10/1/2032	2.60	491	492	523
FNMA	11/1/2032	1.92	518	519	535
FNMA	11/1/2032	1.92	1,168	1,175	1,240
FNMA	12/1/2032	1.82	828	831	863
FNMA	12/1/2032	1.80	684	685	712
FNMA	12/1/2032	1.80	928	932	966
FHLMC_2558	6/15/2022	5.50	4	4	4
FHLMC_2550	7/15/2022	5.50	17	17	17
FHLMC_2574	12/15/2022	5.00	562	565	579
FHLMC_2586	1/15/2023	5.50	906	915	940
FHLMC_2619	7/15/2022	5.00	37	37	37
FNMA_05-87	12/25/2033	5.00	6,893	7,057	7,048
FNMA_06-36	5/25/2036	0.49	13,202	13,268	13,194
FHLMC_2907	3/15/2019	4.50	556	555	569
FHLMC_2901	10/15/2033	4.50	211	211	216
FHLMC_2934	1/15/2034	5.00	10,429	10,763	10,754
FNMA_06-M2	10/25/2032	5.27	11,182	11,954	12,908
FNMA_07-46	5/25/2037	0.56	8,263	8,284	8,296
FHLMC_3370	10/15/2037	0.52	10,480	10,503	10,494

FSPC_T-76	10/25/2037	3.42	15,662	15,982	15,643
FNMA_09-107	2/25/2038	0.84	21,418	21,532	21,518
FNMA_10-17	11/25/2023	4.00	4,663	4,765	4,758
FNMA_10-24	9/25/2038	5.00	8,243	8,479	8,496
FNMA_10-39	5/25/2038	5.00	28,672	29,818	29,855
FNMA	4/1/2033	2.34	768	781	814
FNMA	5/1/2018	4.50	5,766	5,874	6,123
FNMA	5/1/2018	5.00	1,731	1,758	1,849
FNMA	6/1/2018	5.00	1,175	1,194	1,255
FNMA	9/1/2033	4.40	2,392	2,397	2,550
FNMA	6/1/2034	2.46	726	720	767
FNMA	7/1/2033	2.83	1,682	1,676	1,738
FNMA	7/1/2034	4.74	715	701	768
FNMA	8/1/2033	3.86	1,767	1,696	1,826
FNMA	7/1/2035	2.43	9,624	9,925	10,207
FNMA	9/1/2033	5.04	719	720	753
FNMA	10/1/2033	4.55	909	896	952
FNMA	11/1/2033	4.89	364	365	381
FNMA	12/1/2033	4.44	1,164	1,151	1,221
FNMA	10/1/2034	5.08	1,461	1,480	1,559
FNMA	11/1/2034	2.61	1,153	1,173	1,227
FNMA	10/1/2034	4.96	1,189	1,195	1,273
FNMA	9/1/2034	2.27	1,725	1,728	1,818
FNMA	1/1/2035	2.77	4,894	4,939	5,208
FNMA	2/1/2035	4.99	1,181	1,188	1,259
FNMA	8/1/2035	2.96	1,688	1,697	1,778
FNMA	6/1/2018	4.50	5,264	5,371	5,593
FNMA	6/1/2036	2.66	9,846	10,019	10,458
FNMA	4/1/2036	2.78	5,258	5,392	5,595
FNMA	1/1/2038	2.55	9,435	9,936	10,117
FNMA	9/1/2035	2.49	6,504	6,656	6,904
FNMA	8/1/2037	2.88	4,813	4,988	5,167
FNMA	8/1/2037	1.56	3,978	4,196	4,244
FNMA	12/1/2020	3.00	12,889	13,157	13,455
FNMA	5/1/2027	2.50	20,879	21,381	21,034
FNMA	6/1/2019	4.00	5,580	5,644	5,880
FNMA	12/1/2020	3.50	11,623	12,030	12,153
FNMA	8/1/2027	2.50	19,934	20,712	20,071
FNMA	4/1/2040	3.74	20,739	22,091	22,011
GNMA II	3/20/2023	1.63	129	131	135
GNMA II	3/20/2017	2.00	38	38	39
GNMA II	7/20/2017	1.75	26	25	27
GNMA II	8/20/2017	2.00	2	2	2
GNMA II	10/20/2017	2.50	89	89	93
GNMA II	11/20/2017	2.50	8	8	8
GNMA II	12/20/2017	2.50	18	18	19
GNMA II	5/20/2018	2.50	35	34	36
GNMA II	4/20/2018	2.50	4	4	4
GNMA II	6/20/2018	2.50	58	57	60
GNMA II	7/20/2018	2.50	21	21	22
GNMA II	11/20/2018	3.50	7	7	7
GNMA II	12/20/2018	3.50	27	27	28
GNMA II	6/20/2025	1.75	159	160	166
GNMA II	7/20/2040	4.00	26,491	28,473	28,229
GNMA II	8/20/2040	4.00	53,953	58,057	57,537
GNMA II	1/20/2040	4.00	8,317	8,959	8,838
GNMA II	3/20/2040	3.50	15,473	16,471	16,470
GNMA II	4/20/2041	3.50	33,853	36,197	36,042
GNMA_04-10	7/16/2031	4.04	585	583	588
GNMA_2004-23	9/16/2027	3.63	1,888	1,885	1,912

	GNMA_10-16	1/16/2040	3.21	3,195	3,215	3,289
	GNMA_10-161	5/16/2035	2.11	3,548	3,584	3,597
	GNMA_10-59	3/20/2036	4.00	20,000	20,952	20,768
	GNMA_11-72	6/20/2038	4.00	16,553	17,481	17,385
	GNMA_11-165	10/16/2037	2.19	24,125	24,427	24,545
TOTAL GOVERNMENT Agency Mtge Backed				$742,531	$769,713	$773,471

TOTAL - GOVERNMENT BOND				$742,896	$770,093	$773,897

Non-Agency Mtge Backed
	ACCR_05-4	12/25/2035	0.40	$153	$152	$153
	ARMT_2004-2	2/25/2035	2.68	1,522	1,543	1,482
	AGFMT_10-1A	3/25/2058	5.15	7,096	7,185	7,161
	ABSHE_05-HE2	2/25/2035	0.87	4,316	4,067	4,262
	BCAP_13-RR1	11/26/2035	2.86	15,968	16,262	16,067
	BCAP_09-RR1	11/26/2034	2.62	3,930	3,768	3,978
	BCAP_09-RR1	5/26/2035	2.64	14,971	14,319	15,210
	BCAP_09-RR1	5/26/2035	2.64	9,054	8,658	9,225
	BCAP_09-RR8	3/26/2037	5.50	4,268	4,233	4,398
	BCAP_09-RR13	7/26/2037	6.05	8,085	8,215	8,270
	BCAP_10-RR6	10/26/2035	5.50	4,484	4,563	4,552
	BCAP_10-RR7	4/26/2035	5.00	3,483	3,501	3,535
	BCAP_11-RR11	10/26/2035	2.64	11,836	11,754	12,133
	BCAP_11-RR10	6/26/2035	2.72	17,440	17,439	17,905
	BCAP_12-RR3	7/26/2037	2.58	8,124	8,143	8,102
	BCAP_12-RR3	7/26/2035	2.65	10,244	10,493	10,335
	BCAP_12-RR3	1/26/2036	2.80	6,956	7,124	7,024
	BCAP_12-RR5	10/26/2036	2.71	10,714	10,771	10,832
	BCAP_12-RR6	5/26/2036	2.55	10,139	10,101	10,115
	BCAP_12-RR10	3/26/2036	2.64	42,651	43,599	43,228
	BCAP_12-RR10	3/26/2036	3.00	6,865	6,938	6,833
	BCAP_12-RR11	7/26/2036	2.61	26,784	27,626	27,094
	BCAP_12-RR11	7/26/2037	3.00	26,385	26,898	26,403
	BCAP_12-RR12	6/26/2035	3.00	15,294	15,629	15,284
	BCAP_12-RR12	6/26/2037	3.00	18,161	18,529	18,187
	BAFC_05-G	10/20/2035	5.20	5,438	5,116	5,303
	BAFC_05-F	9/20/2035	3.06	3,628	3,240	2,936	(c)
	BOAA_03-1	2/25/2033	5.00	858	860	886
	BOAMS_04-B	3/25/2034	2.86	5,173	5,159	3,118
	BOAMS_04-5	6/25/2019	5.00	952	965	972
	BOAMS_03-I	10/25/2033	3.16	3,897	3,884	3,891
	BOAMS_2004-E	6/25/2034	2.83	7,685	7,649	7,444
	BOAMS_2004-E	6/25/2034	2.80	3,857	3,197	1,649	(c)
	BOAMS_04G	8/25/2034	3.08	4,890	241	152	(c)
	BOAMS_2004-H	9/25/2034	3.11	3,049	1,471	586	(c)
	BOAMS_06-B	11/20/2046	3.17	2,518	2,233	1,954	(c)
	BAFC_12-R5	10/3/2039	0.45	10,509	10,243	10,245
	BALTA_05-2	4/25/2035	2.88	3,150	3,143	2,627
	BALTA_05-2	4/25/2035	3.46	4,012	144	161	(c)
	BSMF_06-AR5	12/25/2046	0.40	5,370	2,539	780	(c)
	BVMBS_05-1	2/22/2035	3.06	5,236	5,222	4,977
	CBASS_05-RP2	9/25/2035	6.09	315	312	316
	CSMC_09-9R	4/26/2037	5.50	2,461	2,436	2,520
	CSMC_10-1R	5/27/2036	2.80	694	706	691
	CSMC_10-12R	11/26/2035	4.00	2,637	2,656	2,667
	CSMC_10-10R	7/26/2037	5.75	1,177	1,185	1,192
	CSMC_10-16	6/25/2050	3.00	5,509	5,509	5,490
	CSMC_10-17R	6/26/2036	2.59	9,273	9,273	9,477
	CSMC_11-1R	2/27/2047	1.19	8,409	8,409	8,353
	CSMC_11-7R	8/28/2047	1.44	20,042	20,042	19,953

CSMC_13-2R	5/27/2036	2.00	15,114	15,293	14,858
CSMC_13-2R	9/27/2036	2.90	10,905	11,231	11,164
CSMC_12-11R	6/29/2047	1.20	18,523	17,719	17,219
CWHEL_04-K	2/15/2034	0.49	454	384	383	(c)
CWL_05-4	10/25/2035	0.65	4,475	4,441	4,443
CWA_2004-33	12/25/2034	3.04	852	862	791
CWALT_05-27	8/25/2035	1.75	4,067	3,445	2,691	(c)
CWALT_05-24	7/20/2035	1.48	3,262	2,733	2,120	(c)
CWALT_06-OA19	2/20/2047	0.44	6,152	623	700	(c)
CWHL_05-HYB7	11/20/2035	5.12	8,850	7,644	7,228	(c)
CWHL_03-10	5/25/2033	5.50	14,598	15,206	15,051
CWHL_03-46	1/19/2034	4.62	14,149	14,511	14,122
CWHL_04-12	8/25/2034	2.87	1,540	51	36	(c)
CXHE_03-A	12/25/2031	4.25	1,624	1,614	1,619
CFAB_03-2	8/25/2014	4.36	1,207	1,208	1,205
CHASE_07-A1	2/25/2037	2.91	13,485	13,361	13,297
CFLX_07-M1	8/25/2037	0.34	11,623	11,323	7,371	(c)
CMLTI_05-3	8/25/2035	2.70	3,109	2,950	2,749	(c)
CMLTI_09-6	4/25/2037	0.26	2,063	2,031	1,963
CMLTI_10-7	2/25/2035	2.65	2,499	2,499	2,546
CMLTI_10-7	9/25/2037	1.19	7,401	7,330	7,235
CMLTI_10-8	11/25/2036	4.00	19,146	19,339	19,427
CMLTI_10-9	11/25/2035	2.57	2,430	2,471	2,463
CMLTI_10-10	11/25/2035	2.92	2,260	2,256	2,264
CMLTI_11-2	9/25/2037	3.50	2,139	2,119	2,163
CMLTI_12-6	4/25/2037	2.87	11,705	11,705	11,971
CMLTI_12-6	8/25/2036	2.56	8,001	8,032	8,114
CMLTI_12-4	11/25/2035	2.65	9,307	9,324	9,416
CMLTI_12-7	9/25/2036	3.01	19,210	19,312	19,448
CMLTI_12-7	9/25/2035	3.50	11,209	11,355	11,422
CSMC_09-2R	9/26/2034	2.63	28,874	29,356	28,397
CSMC_09-2R	9/26/2034	2.63	28,874	28,973	26,627
CSMC_11-17R	12/27/2037	3.40	17,174	17,309	17,329
DBALT_06-AR6	2/25/2037	0.36	12,924	8,057	9,488	(c)
DBALT_07-AR1	1/25/2047	0.35	11,473	9,875	7,606	(c)
DBALT_07-OA1	2/25/2047	0.34	4,535	4,044	3,095	(c)
EQABS_04-3	7/25/2034	5.10	4,520	4,538	4,480
FMIC_04-3	8/25/2034	2.04	3,432	3,294	3,388
FHAMS_04-AA4	10/25/2034	2.35	2,012	2,046	1,891
FHAMS_04-AA7	2/25/2035	2.34	1,218	1,230	1,152
FHAMS_05-AA2	3/25/2035	2.38	2,378	2,421	2,030
FHAMS_05-AA3	5/25/2035	2.37	5,670	5,720	5,088
FHLT_05-1	6/25/2035	0.67	647	642	644
GMACM_04-AR2	8/19/2034	3.53	1,603	1,608	1,552
GMACM_04-AR2	8/19/2034	5.36	2,036	2,039	2,023
GSR_05-AR5	10/25/2035	2.89	6,885	6,559	5,942	(c)
GSR_05-AR7	11/25/2035	2.65	4,343	4,101	4,107
GSR_05-AR3	5/25/2035	2.82	4,332	4,350	3,738
GSR_05-AR1	1/25/2035	2.97	5,230	5,254	5,061
GSMSC_09-1R	11/25/2035	2.66	3,452	3,211	3,511
GSMSC_09-1R	11/25/2035	2.72	2,507	2,312	2,546
GPMF_05-AR5	11/25/2045	2.17	6,773	6,509	4,512	(c)
HVMLT_04-1	4/19/2034	4.51	865	871	864
HVMLT_04-4	6/19/2034	1.32	132	131	124
HVMLT_2004-6	8/19/2034	3.19	950	943	931
HVMLT_04-7	11/19/2034	2.20	2,691	2,670	2,575
HVMLT_2004-10	1/19/2035	2.71	1,414	1,428	1,385
HVMLT_05-8	9/19/2035	1.67	2,840	2,485	1,957	(c)
HVMLT_05-15	10/20/2045	2.17	7,774	7,156	6,518	(c)
HVMLT_06-14	1/25/2047	0.39	6,064	2,031	1,273	(c)

INDX_05-AR1	3/25/2035	2.64	60	61	58
INDX_05-AR5	5/25/2035	2.51	4,643	4,392	3,841	(c)
JPMRR_09-12	7/26/2037	5.80	1,724	1,774	1,772
JPMRR_10-1	2/26/2037	6.00	2,757	2,790	2,842
JPMRR_10-5	8/26/2036	2.56	2,429	2,437	2,460
JPMRR_11-2	3/26/2036	3.00	7,168	7,070	7,246
JMAC_09-R12	2/26/2035	2.79	10,324	10,073	10,448
JMAC_09-R12	1/26/2035	2.89	4,792	4,669	4,890
JMAC_09-R3	12/26/2035	0.03	6,965	6,455	6,995
JMAC_10-R8	2/26/2047	0.39	328	327	326
LUM_06-6	10/25/2046	0.43	2,440	908	725	(c)
LUM_07-1	1/25/2037	0.38	1,316	778	172	(c)
MARM_05-1	2/25/2035	2.70	2,554	2,585	1,945
MLMI_03-A5	8/25/2033	2.52	2,891	2,885	2,871
MLCC_2004-1	12/25/2034	2.27	1,010	1,012	1,015
MLMI_05-A1	12/25/2034	2.71	2,094	2,100	2,065
MLMI_05-A2	2/25/2035	2.54	4,233	4,234	4,213
MSM_2004-6AR	8/25/2034	2.86	4,693	2,757	1,297	(c)
MSM_2004-10AR	11/25/2034	3.10	627	633	586
MSM_2004-10AR	11/25/2034	2.61	2,316	2,349	2,249
MSRR_10-R5	7/26/2036	0.36	2,980	2,948	2,934
MSRR_10-R5	5/26/2037	0.43	1,397	1,391	1,388
MSRR_10-R6	9/26/2036	0.56	6,035	5,914	5,720
MSRR_13-R1	11/26/2036	2.38	11,072	11,267	11,177
MSRR_13-R3	2/26/2036	2.91	31,351	31,798	31,445
MSRR_13-R3	12/26/2036	2.38	14,672	14,816	14,501
MSRR_13-R3	2/26/2036	2.82	28,722	29,024	28,744
OPMAC_05-1	2/25/2035	0.49	952	929	924
OOMLT_07-HL1	2/25/2038	0.31	115	114	115
RBSSP-12-2	5/26/2047	0.32	3,731	3,697	3,669
RBSSP_12-5	2/26/2047	0.35	12,707	12,494	12,390
RBSSP_12-6	4/26/2035	0.69	13,203	12,424	12,307
RALI_07-Q	2/25/2047	0.38	5,704	1,827	1,111	(c)
RASC_05-KS12	1/25/2036	0.44	1,681	1,645	1,658
RAMC_05-3	11/25/2035	4.81	2,968	2,961	2,915
RALI_03-QS2	2/25/2033	4.50	1,051	1,044	1,034
RALI_04-QR1	10/25/2034	5.25	732	731	738
RALI_05-QA2	2/25/2035	3.17	4,813	4,265	3,555	(c)
RALI_04-QS5	4/25/2034	4.75	927	924	937
RASC_04-KS9	10/25/2034	4.62	4,866	4,370	4,420	(c)
RASC_03-K10	12/25/2033	4.54	1,850	1,869	1,901
RFMSI_05-SA2	6/25/2035	2.95	6,468	6,482	6,185
RAMP_06-EFC1	2/25/2036	0.39	618	606	610
RABS_04-1A	12/15/2030	4.00	1,041	1,038	1,037
SASC_2003-24A	7/25/2033	3.55	498	505	487
SARM_04-3AC	3/25/2034	2.50	5,261	4,173	2,918	(c)
WAMU_03-AR6	6/25/2033	2.44	3,188	3,180	3,188
WAMU_05-AR4	4/25/2035	2.45	10,000	9,971	9,166
WAMU_05-AR10	9/25/2035	2.49	10,000	9,997	9,047
WAMU_04-AR10	7/25/2044	0.63	1,433	1,438	1,276
WAMU_05-AR3	3/25/2035	2.50	4,363	4,380	4,284
WFMBS_04-0	8/25/2034	4.94	1,084	1,075	1,091
WFMBS_04-Q	9/25/2034	2.62	7,442	7,554	7,463
WFMBS_03-M	12/25/2033	4.69	2,537	2,618	2,545
WFMBS_04-P	9/25/2034	2.61	5,953	5,394	3,519	(c)
WFMBS_04-W	11/25/2034	2.70	13,879	13,907	13,939
WFMBS_04-I	7/25/2034	2.77	4,593	4,601	4,571
WFMBS_04-CC	1/25/2035	2.62	1,856	1,863	1,840
WFMBS_05-AR2	3/25/2035	2.68	1,285	1,290	1,296
WFMBS_05-AR2	3/25/2035	2.66	3,513	3,487	3,510

	WFMBS_04-K	7/25/2034	4.73	6,600	6,830	6,613
	WFMBS_04-DD	1/25/2035	2.62	5,409	5,407	5,328
	WFMBS_05-AR12	6/25/2035	2.64	6,547	6,182	6,518
	CSMC_13-8R	6/24/2033	3.11	20,000	19,400	19,400
Total Non-Agency Mtge Backed				$1,165,104	$1,118,998	$1,082,851

Total Mtge Backed Securities				$1,907,635	$1,888,711	$1,856,322

ASSET BACKED
	ACCSS_06-1	8/25/2023	0.38	$5,204	$5,118	$5,095
	AMOT_12-1	2/15/2017	0.99	15,000	15,101	15,091
	AMOT_12-3	6/15/2017	0.89	10,000	10,059	10,053
	ARES_13-1A	4/15/2025	1.41	40,000	39,878	39,044
	ATRM_13-10A	7/16/2025	1.40	25,000	24,963	24,825
	CLIF_11-2A	10/18/2026	4.94	7,515	7,513	7,625
	CLIF_06-1A	8/18/2021	0.37	4,311	3,544	4,242
	CGMS_13-1A	2/14/2025	1.59	20,000	20,000	20,048
	CPF_12-2A	8/20/2021	2.61	1,722	1,721	1,743
	COLLE_02-2	3/1/2042	0.20	10,000	8,182	9,250
	CRNN_11-1A	11/18/2026	4.94	4,208	4,207	4,235
	CRNN_12-2A	9/18/2027	3.81	9,250	9,560	9,295
	DRSLF_13-26A	4/15/2025	1.43	40,000	40,000	39,695
	EART_12-2A	6/15/2017	1.30	5,358	5,358	5,379
	FNH_13-1A	1/10/2018	1.98	6,904	6,904	6,844
	GEDFT_12-4	10/20/2017	0.63	12,000	12,000	11,988
	GTP_11-1A	6/15/2041	3.97	7,000	7,000	7,321
	SEACO_12-1A	7/19/2027	4.11	4,542	4,626	4,566
	GALC_11-1	4/15/2016	2.34	9,000	9,000	9,092
	INGIM_13-2A	4/25/2025	1.43	30,000	30,000	30,015
	HENDR_10-3A	12/15/2048	3.82	2,160	2,163	2,261
	LRF_11-1	12/20/2018	1.70	60	59	60
	NMOTR_12-A	5/15/2017	0.66	24,500	24,583	24,463
	NEF_04-2	7/28/2018	0.45	10,000	9,832	9,869
	OAKC_13-8A	4/20/2025	1.43	20,000	20,000	19,885
	RACEP_13-8A	2/20/2025	1.52	9,000	9,000	9,010
	RCFC_11-1A	2/25/2016	2.51	2,500	2,500	2,552
	SBAC_10-1	4/15/2040	4.25	5,000	5,104	5,163
	SLMA_06-3	7/25/2019	0.36	8,013	7,851	7,984
	SLMA_06-4	10/27/2025	0.38	14,600	14,515	14,429
	SLMA_03-A	9/15/2020	0.71	4,829	4,258	4,725
	SLMA_03-C	9/15/2020	0.66	1,978	1,922	1,940
	SLMA_05-A	12/15/2020	0.41	4,057	3,655	4,027
	SLMA_05-B	3/15/2023	0.45	10,419	9,448	10,178
	SLCLT_09-AA	6/15/2033	4.75	29,593	27,491	27,662
	SLMA_09-CT	4/15/2039	2.35	13,417	13,522	13,457
	SMAT_11-1USA	10/14/2014	1.04	3,048	3,051	3,050
	SLMA_11-2	11/25/2027	0.79	3,848	3,842	3,864
	SMAT_11-2USA	4/14/2017	2.31	3,000	3,000	3,061
	SMAT_11-4USA	8/14/2017	2.28	5,000	5,000	5,103
	SLMA_12-B	10/15/2030	3.48	5,000	5,077	5,238
	SLMA_12-3-A	12/26/2025	0.84	16,171	16,322	16,028
	SMAT_12-2USA	10/14/2016	1.59	9,500	9,500	9,577
	SVOVM_12-AA	9/20/2029	2.00	3,971	4,023	3,999
	SDART_12-1	10/15/2015	1.49	10,000	10,000	10,047
	SDART_11-S1A	5/15/2017	1.48	2,662	2,662	2,671
	SDART_11-2	2/16/2015	1.29	2,346	2,346	2,347
	SCHOL_12-B	10/28/2025	0.60	8,558	8,535	8,510
	SRFC_12-3A	8/20/2029	1.87	2,838	2,869	2,848
	SRFC_11-1A	4/20/2026	3.35	2,820	2,819	2,905
	SRFC_12-1A	11/20/2028	2.84	2,973	2,973	3,030

	SBAP_02-20J	10/1/2022	4.75	1,289	1,304	1,397
	SBAP_03-10F	11/1/2013	3.90	121	121	122
	SBAP_04-10A	1/1/2014	3.87	305	306	307
	SBAP_05-10D	7/1/2015	4.51	576	576	588
	TAL_10-2A	10/20/2025	4.30	7,333	7,333	7,423
	TCF_12-1A	5/14/2027	4.21	6,242	6,314	6,270
	UHAUL_10-BT1A	10/25/2023	4.90	8,708	8,707	9,270
	UHAUL_07-BT1	2/25/2020	5.56	7,248	7,332	7,376
	USEDU_07-1A	9/1/2022	0.67	8,874	8,877	8,872
TOTAL - ASSET BACKED				$549,571	$543,526	$547,014

CMBS
	BAMLL_12-CLRN	8/15/2029	1.34	$7,500	$7,500	$7,505
	BACM_05-1	11/10/2042	5.38	10,000	10,339	10,546
	BSCMS_05-PWR7	2/11/2041	4.95	366	365	366
	BSCMS_05-PW10	12/11/2040	5.38	4,920	5,004	5,017
	CD_05-C1	7/15/2044	5.39	7,343	7,531	7,429
	CFCRE_11-C2	12/15/2047	3.06	23,000	23,485	23,916
	COMM_13-THL	6/8/2030	1.19	10,000	9,970	9,970
	GCCFC_07-GG9	3/10/2039	5.38	8,231	8,329	8,477
	CSFBMSC_04-C2	5/15/2036	3.82	3,328	3,325	3,346
	DBUBS_11-LC1A	11/10/2046	3.74	15,122	15,361	15,980
	DBUBS_11-LC2A	7/10/2044	3.53	4,140	4,172	4,416
	ESA_13-ESH5	12/5/2031	1.83	8,875	8,875	8,620

GFCM_03-1	5/12/2035	5.25	1,542	1,507	1,619
GMACC_03-C2	5/10/2040	5.64	2,091	2,089	2,091
GSMS_11-ALF	2/10/2021	2.72	35,489	35,576	35,801
GSMS_11-GC5	8/10/2044	3.00	12,500	12,576	13,034
GSMS_05-GG4	7/10/2039	4.68	1,435	1,433	1,445
GSMS_07-EOP	3/6/2020	1.10	14,593	14,547	14,627
GSMS_07-EOP	3/6/2020	1.26	400	397	401
GSMS_07-EOP	3/6/2020	1.46	11,200	11,215	11,230
GSMS_10-C2	12/10/2043	3.85	9,363	9,432	10,000
GECMC_05-C3	7/10/2045	4.94	42	42	43
JPMCC_03-CB7	1/12/2038	4.88	7,664	7,710	7,740
JPMCC_05-LDP1	3/15/2046	4.85	2,341	2,344	2,386
JPMCC_05-LDP5	12/15/2044	5.20	4,690	4,690	4,694
JPMCC-07-CB19	2/12/2049	5.88	2,818	2,906	3,041
JPMCC_07-CB20	2/12/2051	5.63	871	881	870
JPMCC_10-C2	11/15/2043	2.75	8,443	8,491	8,712
JPMCC_10-CNTR	8/5/2032	3.30	9,774	9,844	10,191
JPMCC_11-C5	8/15/2046	3.15	5,000	5,031	5,234
JPMCC_11-FL1	11/15/2028	2.09	14,684	14,744	14,702
JPMCC_11-PLSD	11/13/2044	3.36	7,195	7,231	7,525
LBUBS_05-C7	11/15/2030	5.10	459	458	461

	MLMT_05-CIP1	7/12/2038	4.96	2,430	2,400	2,453
	MSC_11-C1	9/15/2047	2.60	7,211	7,244	7,349
	MSC_11-C3	7/15/2049	3.22	4,000	4,024	4,193
	UBSC_11-C1	1/10/2045	3.19	9,000	9,107	9,135
	WFDB_11-BXR	7/5/2024	3.66	2,500	2,499	2,509
	WBCMT_05-C17	3/15/2042	5.04	1,900	1,900	1,909
TOTAL - CMBS				$282,460	$284,574	$288,983

TOTAL - OTHER BONDS				$1,997,135	$1,947,098	$1,918,848

OTHER CORP BONDS/LOANS
BANKING	WASHINGTON MUTUAL BANK HENDERSON	6/15/2011	0.00	$1,500	$—	$3	(c), (d)
TOTAL BANKING				$1,500	$—	$3

BASIC INDUSTRY	Aleris International Inc	6/1/2020	6.00	$4	$4	$5
	Eastman Chemical Co	6/1/2017	2.40	8,425	8,476	8,440
	INTERNATIONAL STEEL GROUP	4/15/2014	6.50	15,530	15,943	16,113
	VALE OVERSEAS LIMITED	1/23/2017	6.25	10,750	12,005	12,011
	CELANESE HOLDINGS LLC	10/31/2016	3.03	717	717	717
	HUNTSMAN INTERNATIONAL LLC	4/19/2017	2.99	1,180	1,176	1,176
	HUNTSMAN INTERNATIONAL LLC	4/19/2017	2.73	437	433	433
TOTAL BASIC INDUSTRY				$37,043	$38,754	$38,895

BROKERAGE	NUVEEN INVESTMENTS INC	5/13/2017	4.19	$868	$858	$858
TOTAL BROKERAGE				$868	$858	$858

CAPITAL GOODS	BERRY PLASTICS (BPC HOLDINGS)	4/3/2015	2.19	$2,251	$2,201	$2,201
	L-3 COMMUNICATIONS CORP	11/15/2016	3.95	29,566	31,649	31,231
	Lockheed Martin Corp	5/1/2016	7.65	22,000	26,016	25,729
	Nordson Corp	7/26/2017	2.27	15,000	15,000	14,784
	Waste Management Inc	3/11/2015	6.38	1,040	1,121	1,133
	Waste Management Inc	9/1/2016	2.60	11,954	12,116	12,346
TOTAL CAPITAL GOODS				$81,811	$88,103	$87,424

COMMUNICATIONS	BSKYB FINANCE UK PLC	10/15/2015	5.63	$11,960	$12,996	$13,122
	DEUTSCHE TELEKOM INTERNATIONAL	4/11/2016	3.13	10,000	10,152	10,433
	France Telecom SA	9/14/2016	2.75	7,500	7,476	7,686
	QWEST CORP	6/15/2015	7.63	510	511	565
	REED ELSEVIER CAPITAL	1/15/2014	7.75	19,000	19,476	19,690
	Rogers Communications Inc	3/1/2014	6.38	8,800	8,996	9,129
	SCRIPPS NETWORK INTERACTIVE	12/15/2016	2.70	2,016	2,115	2,097
	TCM SUB LLC	1/15/2015	3.55	32,561	32,912	33,765

	TELEFONICA EMISIONES SAU	4/27/2015	3.73	4,500	4,497	4,635
	Thomson Reuters Corp	10/1/2014	5.70	5,000	5,249	5,287
	Vodafone Group PLC	1/30/2015	5.38	24,065	24,965	25,650
	Vodafone Group PLC	12/16/2013	5.00	10,000	10,108	10,202
	MEDIACOM LLC	1/31/2015	1.66	1,228	1,216	1,216
	CENGAGE LEARNING (THOMSON)	7/3/2014	2.70	236	236	236
	YELL FINANCE B.V.	7/31/2014	0.00	1,288	1,281	1,281	(c), (d)
	SuperMedia Inc	12/30/2016	11.60	234	134	134
	Dex Media Inc	12/31/2016	9.75	330	157	157
	NIELSEN FINANCE LLC	5/1/2016	2.94	1,407	1,402	1,402
	LodgeNet Interactive Corp	3/28/2018	6.75	314	246	246
	CHARTER COMMUNICATIONS HOLDING	12/31/2020	3.00	320	320	320
	PENTON MEDIA INC	8/1/2014	6.00	146	126	126
TOTAL COMMUNICATIONS				$141,415	$144,571	$147,379

CONSUMER CYCLICAL	Best Buy Co Inc	3/15/2016	3.75	$10,000	$9,873	$9,975
	Yum! Brands Inc	4/15/2016	6.25	15,700	17,640	17,590
	VENETIAN CASINO RESORT LLC	11/23/2016	2.70	468	454	454
	VENETIAN CASINO RESORT LLC	11/23/2016	2.70	95	92	92
	SABRE INC	2/19/2019	5.25	282	282	282
TOTAL CONSUMER CYCLICAL				$26,545	$28,341	$28,393

CONSUMER NON CYCLICAL	AmerisourceBergen Corp	9/15/2015	4.77	$16,934	$18,436	$18,693
	BACARDI LIMITED	4/1/2014	7.45	23,350	24,469	24,458
	Cardinal Health Inc	6/15/2015	4.00	3,660	3,805	3,865
	Clorox Co/The	1/15/2015	5.00	2,900	3,084	3,069
	ConAgra Foods Inc	9/10/2015	1.35	5,000	5,013	5,034
	ConAgra Foods Inc	1/25/2018	1.90	9,375	9,434	9,216
	DIAGEO CAPITAL PLC	1/15/2014	7.38	13,503	13,890	13,984
	DIAGEO CAPITAL PLC	5/11/2017	1.50	13,235	13,190	13,116
	Express Scripts Holding Co	5/15/2016	3.13	5,000	5,042	5,199
	ARISTOTLE HOLDING INC	11/21/2014	2.75	11,400	11,684	11,651
	Beam Inc	6/15/2014	6.38	1,730	1,810	1,820
	General Mills Inc	5/16/2014	1.55	10,000	10,000	10,087
	General Mills Inc	10/15/2014	6.19	20,000	21,386	21,470
	Heineken NV	10/1/2015	0.80	13,800	13,784	13,729
	Kellogg Co	5/30/2016	4.45	7,450	8,141	8,074
	Kellogg Co	11/17/2016	1.88	5,000	5,138	5,076
	Kroger Co/The	10/1/2015	3.90	4,000	4,161	4,240

	MARS INC	10/11/2017	2.19	35,000	35,000	34,157
	McKesson Corp	2/15/2014	6.50	1,055	1,080	1,092
	SABMILLER HOLDINGS INC	1/15/2015	1.85	16,195	16,452	16,431
	ARAMARK CORP	7/26/2016	3.70	49	49	49
	ARAMARK CORP	7/26/2016	3.69	745	742	742
	CATALENT PHARMA SOLUTIONS INC	9/15/2016	3.69	686	678	678
	ARAMARK CORP	7/26/2016	3.70	27	27	27
	ARAMARK CORP	7/26/2016	3.75	338	334	334
	BIOMET	7/25/2017	3.96	284	284	284
	HCA Inc	5/1/2018	2.94	1,184	1,181	1,181
	ESSILOR INTERNATIONALE	3/15/2017	2.65	7,500	7,500	7,602
TOTAL CONSUMER NON CYCLICAL				$229,400	$235,794	$235,358

ELECTRIC	APPALACHIAN POWER	2/1/2015	4.95	$14,065	$14,763	$14,877
	APPALACHIAN POWER	5/24/2015	3.40	15,000	15,116	15,598
	ARIZONA PUB SERVICE	5/15/2015	4.65	647	692	689
	ARIZONA PUB SERVICE	6/30/2014	5.80	1,250	1,291	1,310
	ARIZONA PUB SERVICE	8/1/2016	6.25	1,505	1,732	1,727
	CONSOLIDATED NAT GAS CO	3/1/2014	5.00	9,475	9,675	9,754
	CONSUMERS ENERGY COMPANY	10/15/2015	2.60	10,000	10,145	10,190
	DTE Energy Co	6/1/2016	6.35	1,260	1,409	1,438
	DTE Energy Co	5/15/2014	7.63	8,100	8,524	8,580
	DAYTON POWER AND LIGHT COMPANY	10/1/2013	5.13	5,000	5,045	5,055
	Dominion Resources Inc/VA	7/15/2015	5.15	3,426	3,714	3,705
	Duke Energy Corp	4/1/2015	3.35	7,000	7,128	7,291
	INDIANA MICHIGAN POWER	11/15/2014	5.05	950	1,001	1,001
	METROPOLITAN EDISON	4/1/2014	4.88	5,000	5,120	5,153
	NEVADA POWER COMPANY	3/15/2016	5.95	11,000	12,215	12,249
	NEXTERA ENERGY CAPITAL HOLDING	6/1/2014	1.61	1,950	1,965	1,966
	NEXTERA ENERGY CAPITAL HOLDING	6/1/2015	1.20	11,025	11,099	11,081
	OHIO POWER CO	1/15/2014	4.85	6,780	6,886	6,928
	ONCOR ELECTRIC DELIVERY CO	1/15/2015	6.38	5,210	5,546	5,624
	PG&E Corp	4/1/2014	5.75	1,630	1,691	1,690
	TransAlta Corp	1/15/2015	4.75	8,600	8,884	8,990
	VIRGINIA ELEC & PWR CO	1/15/2016	5.40	1,500	1,676	1,665
	ENERGY FUTURE HOLDINGS CORP	10/10/2014	3.72	1,868	1,846	1,846
TOTAL ELECTRIC				$132,241	$137,163	$138,407

ENERGY	Anadarko Petroleum Corp	9/15/2016	5.95	$5,000	$5,291	$5,608
	Cenovus Energy Inc	9/15/2014	4.50	1,575	1,643	1,644
	Chesapeake Energy Corp	8/15/2017	6.50	210	209	225
	CONVENIENCE RETAILERS LLC	11/22/2016	2.75	10,500	10,500	10,677
	Devon Energy Corp	5/15/2017	1.88	5,000	5,075	4,932
	ENCANA HOLDINGS FINANCE CORP.	5/1/2014	5.80	1,109	1,144	1,153
	Marathon Oil Corp	11/1/2015	0.90	27,625	27,675	27,472
	NOBLE HOLDING INTERNATIONAL LTD	3/1/2016	3.05	19,151	19,724	19,642
	WOODSIDE FINANCE	11/10/2014	4.50	26,288	26,778	27,487
	XTO Energy Inc	2/1/2014	4.90	1,000	1,000	1,027
TOTAL ENERGY				$97,458	$99,039	$99,867

FINANCE COMPANIES	GENERAL ELECTRIC CAP CORP	10/17/2016	3.35	$25,000	$26,392	$26,318
	GENERAL ELECTRIC CAP CORP	7/2/2015	1.63	7,000	7,054	7,093
	GENERAL ELECTRIC CAP CORP	1/8/2016	1.00	4,000	3,989	3,978

TOTAL FINANCE COMPANIES				$36,000	$37,435	$37,389

INSURANCE	WellPoint Inc	1/15/2016	5.25	$3,370	$3,611	$3,684
	WellPoint Inc	9/10/2015	1.25	14,375	14,440	14,399
TOTAL INSURANCE				$17,745	$18,051	$18,083

NATURAL GAS	COLORADO INTERSTATE GAS CO	3/15/2015	5.95	$1,977	$2,097	$2,130
	COLORADO INTERSTATE GAS CO	11/15/2015	6.80	35,318	38,805	39,836
	ENTERPRISE PRODUCTS OPERATING	10/15/2014	5.60	4,893	5,125	5,180
	KERN RIVER FUNDING CORP	4/30/2018	4.89	13,272	14,577	14,208
	KINDER MORGAN ENERGY PARTNERS	2/15/2015	5.63	17,605	18,628	18,877
	MIDCONTINENT EXPRESS PIPELINE	9/15/2014	5.45	11,100	11,489	11,460
	NISOURCE FINANCE CORPORATION	7/15/2014	5.40	10,000	10,193	10,458
	NORTHWEST PIPELINE	6/15/2016	7.00	4,280	4,778	4,944
	PLAINS ALL AMERICAN PIPELINE LP	12/15/2013	5.63	4,400	4,472	4,499
	PLAINS ALL AMERICAN PIPELINE LP	9/15/2015	3.95	7,000	7,316	7,424
	SOUTHERN STAR CENTRAL GAS PIPE	6/1/2016	6.00	9,449	10,336	10,304
	TRANS CONTINENTAL GAS PIPELINE	4/15/2016	6.40	649	715	736
TOTAL NATURAL GAS				$119,943	$128,531	$130,056

TECHNOLOGY	Hewlett-Packard Co	9/15/2016	3.00	$30,000	$30,719	$30,807
	SUNGARD DATA	1/15/2014	4.88	370	366	372
	Freescale Semiconductor Ltd	3/1/2020	5.00	1,499	1,468	1,468
	Acxiom Corp	3/15/2015	3.27	120	120	120
	SAP IRELAND US FINANCIAL SERVICES LTD	11/15/2017	2.13	10,000	10,000	9,755
TOTAL TECHNOLOGY				$41,989	$42,673	$42,522

TRANSPORTATION	CSX Corp	4/1/2015	6.25	$1,099	$1,183	$1,201
	Union Pacific Corp	2/1/2016	7.00	12,500	14,264	14,251
	Wabtec Corp/DE	7/31/2013	6.88	1,360	1,360	1,365
TOTAL TRANSPORTATION				$14,959	$16,807	$16,817

TOTAL OTHER CORP BONDS/LOANS				$978,917	$1,016,120	$1,021,451

Allowance for Loan Losses				$—	$(2,119)	$(2,119)
TOTAL OTHER CORP BONDS/LOANS (NET)				$978,917	$1,014,001	$1,019,332

STRUCTURED SECURITIES
	MERRILL LYNCH ELLIOTT & PAIGE	2/23/2010	0.00	$11,000	$—	$—	(c), (d)
Total Structured Securities				$11,000	$—	$—

TOTAL - PERMANENT INVESTMENTS				$3,740,084	$3,733,395	$3,717,081
PORTFOLIO TOTAL				$3,804,184	$3,797,493	$3,781,179

NOTES

(a)

Cash equivalents and available-for-sale securities are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. See notes to the financial statements regarding security valuation.

(b)	For Federal income tax purposes, the cost of investments is $3.8 billion.
(c)	Securities written down due to other-than-temporary impairment related to credit losses.
(d)	Non-Income producing securities.